Short-Term and Long-Term Loans - Additional Information (Detail)	12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended						12 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended											12 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended								0 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended					12 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 28, 2012 Borrowers USD ($)	Mar. 01, 2013 R1,500 million Nedbank revolving credit facility	Dec. 31, 2014 R1,500 million Nedbank revolving credit facility USD ($)	Dec. 31, 2013 R1,500 million Nedbank revolving credit facility USD ($)	Mar. 01, 2013 R1,500 million Nedbank revolving credit facility ZAR	Sep. 10, 2013 R1,500 million Nedbank revolving credit facility GFI Joint Venture Holdings USD ($)	Jun. 10, 2013 R1,500 million Nedbank revolving credit facility GFI Joint Venture Holdings USD ($)	Mar. 08, 2013 R1,500 million Nedbank revolving credit facility GFI Joint Venture Holdings USD ($)	Sep. 10, 2013 R1,500 million Nedbank revolving credit facility Gold Fields Operations USD ($)	Jun. 10, 2013 R1,500 million Nedbank revolving credit facility Gold Fields Operations USD ($)	Mar. 08, 2013 R1,500 million Nedbank revolving credit facility Gold Fields Operations USD ($)	Dec. 31, 2014 $200 million non-revolving senior secured term loan USD ($)	Dec. 31, 2013 $200 million non-revolving senior secured term loan USD ($)	Sep. 22, 2010 $200 million non-revolving senior secured term loan Gold Fields La Cima USD ($)	Sep. 17, 2010 $200 million non-revolving senior secured term loan Gold Fields La Cima USD ($)	Dec. 31, 2014 $200 million non-revolving senior secured term loan Gold Fields La Cima USD ($) Installment	Dec. 31, 2013 $200 million non-revolving senior secured term loan Gold Fields La Cima USD ($)	Dec. 19, 2014 $200 million non-revolving senior secured term loan Gold Fields La Cima USD ($)	Dec. 19, 2014 La Cima Revolving Senior Secured Credit Facility USD ($)	Dec. 31, 2014 La Cima Revolving Senior Secured Credit Facility USD ($)	Dec. 19, 2014 La Cima Revolving Senior Secured Credit Facility USD ($)	Jan. 19, 2015 La Cima Revolving Senior Secured Credit Facility Subsequent Event USD ($)	Jan. 19, 2015 La Cima Revolving Senior Secured Credit Facility Subsequent Event USD ($)	Dec. 16, 2014 La Cima Revolving Senior Secured Credit Facility Gold Fields La Cima	Dec. 16, 2014 La Cima Revolving Senior Secured Credit Facility Gold Fields La Cima USD ($)	Sep. 30, 2010 $1 billion notes issue Orogen Investments SA (Luxembourg) USD ($)	Sep. 30, 2010 $1 billion notes issue Orogen Investments SA (Luxembourg)	Dec. 31, 2014 $1 billion notes issue Sibanye Gold Limited [Member]	Dec. 31, 2010 $70 million senior secured revolving credit facility	Dec. 31, 2010 $70 million senior secured revolving credit facility	Dec. 31, 2014 $70 million senior secured revolving credit facility USD ($)	May 06, 2014 $70 million senior secured revolving credit facility USD ($)	Dec. 22, 2010 $70 million senior secured revolving credit facility USD ($)	Dec. 31, 2014 $70 million senior secured revolving credit facility Amended Facility USD ($)	Dec. 31, 2014 $70 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Dec. 31, 2013 $70 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Dec. 22, 2010 Senior Secured Credit Facility Fiscal Year Twenty Twelve [Member] USD ($)	Dec. 22, 2010 Senior Secured Credit Facility Fiscal Year Twenty Thirteen [Member] USD ($)	Dec. 31, 2014 $1,510 million term loan and revolving credit facility USD ($)	Dec. 31, 2013 $1,510 million term loan and revolving credit facility USD ($)	Jan. 30, 2013 $1,510 million term loan and revolving credit facility USD ($)	Dec. 31, 2014 $1,510 million term loan and revolving credit facility Gold Fields Orogen Holding Limited [Member] USD ($)	Dec. 31, 2013 $1,510 million term loan and revolving credit facility Gold Fields Orogen Holding Limited [Member] USD ($)	Nov. 28, 2012 The US$ Bridge Facility Borrowers	Nov. 28, 2012 The US$ Bridge Facility Borrowers USD ($)	Feb. 15, 2013 $500 million syndicated revolving credit facility	Dec. 31, 2013 $500 million syndicated revolving credit facility USD ($)	Nov. 28, 2012 $500 million syndicated revolving credit facility USD ($)	Jan. 30, 2013 Bridge Facility	Dec. 31, 2014 Condition One La Cima Revolving Senior Secured Credit Facility	Dec. 31, 2014 Condition Two La Cima Revolving Senior Secured Credit Facility	Dec. 31, 2014 Condition Three [Member] La Cima Revolving Senior Secured Credit Facility	Feb. 15, 2013 $1 billion syndicated revolving credit facility	Dec. 31, 2013 $1 billion syndicated revolving credit facility USD ($)	Feb. 15, 2013 1 billion and 500 million syndicated revolving credit facility	Dec. 31, 2014 Other loans USD ($)	Dec. 31, 2013 Other loans USD ($)	Dec. 31, 2012 Other loans USD ($)	Dec. 31, 2014 Other loans Continuing operations USD ($)	Dec. 31, 2013 Other loans Continuing operations USD ($)	Dec. 31, 2013 Other loans Discontinued operations USD ($)	Dec. 31, 2014 Other loans Short-term credit facilities Continuing operations USD ($)	Dec. 31, 2013 Other loans Short-term credit facilities Continuing operations USD ($)	Dec. 31, 2014 Other loans Short-term credit facilities Discontinued operations USD ($)	Dec. 31, 2013 Other loans Short-term credit facilities Discontinued operations USD ($)	Feb. 18, 2013 Other loans Sibanye Gold Limited [Member] USD ($)	Dec. 12, 2014 Other loans GFI Joint Venture Holdings Rand Merchant Bank USD ($)	Dec. 12, 2014 Other loans GFI Joint Venture Holdings Rand Merchant Bank ZAR	Dec. 31, 2014 Other loans GFI Joint Venture Holdings Rand Merchant Bank USD ($)	Dec. 31, 2014 Other loans GFI Joint Venture Holdings Rand Merchant Bank ZAR	Dec. 12, 2014 Other loans Gold Fields Operations Rand Merchant Bank USD ($)	Dec. 12, 2014 Other loans Gold Fields Operations Rand Merchant Bank ZAR	Dec. 31, 2014 Other loans Gold Fields Operations Rand Merchant Bank USD ($)	Dec. 31, 2014 Other loans Gold Fields Operations Rand Merchant Bank ZAR	Feb. 18, 2013 Other loans long-term revolving credit facilities	Dec. 31, 2014 Other loans long-term revolving credit facilities ZAR	Dec. 31, 2010 Other loans long-term revolving credit facilities ZAR	Dec. 31, 2010 Other loans long-term revolving credit facilities Minimum	Dec. 31, 2010 Other loans long-term revolving credit facilities Maximum	Jun. 19, 2013 Other loans Revolving Credit Facility Matures June Two Thousand Sixteen Rand Merchant Bank	Dec. 31, 2014 Other loans Revolving Credit Facility Matures June Two Thousand Sixteen Rand Merchant Bank	Jun. 19, 2013 Other loans Revolving Credit Facility Matures June Two Thousand Sixteen Rand Merchant Bank USD ($)	Jun. 19, 2013 Other loans Revolving Credit Facility Matures June Two Thousand Sixteen Rand Merchant Bank ZAR	Dec. 20, 2013 Other loans Revolving Credit Facility Matures December Twenty One Twenty Sixteen Standard Bank	Dec. 31, 2014 Other loans Revolving Credit Facility Matures December Twenty One Twenty Sixteen Standard Bank	Dec. 20, 2013 Other loans Revolving Credit Facility Matures December Twenty One Twenty Sixteen Standard Bank USD ($)	Dec. 20, 2013 Other loans Revolving Credit Facility Matures December Twenty One Twenty Sixteen Standard Bank ZAR	Dec. 31, 2014 Other loans Long term credit facility USD ($)	Dec. 31, 2014 Other loans Long term credit facility ZAR	Dec. 31, 2014 Other loans Long term credit facility Minimum	Dec. 31, 2014 Other loans Long term credit facility Maximum	Nov. 28, 2012 Other loans Rand bridge loan facilities Sibanye Gold ZAR	Dec. 31, 2014 Five Year Revolving Credit Facility Facility B [Member]	Jan. 30, 2013 Five Year Revolving Credit Facility Facility B [Member] USD ($)	Nov. 28, 2012 Five Year Revolving Credit Facility Borrowers Facility B [Member] USD ($)	Nov. 28, 2012 Five Year Revolving Credit Facility GFI Joint Venture Holdings Facility B [Member]	Dec. 31, 2014 Five Year Revolving Credit Facility Condition One Facility B [Member]	Dec. 31, 2014 Five Year Revolving Credit Facility Condition Two Facility B [Member]	Dec. 31, 2014 Five Year Revolving Credit Facility Condition Three [Member] Facility B [Member]	Dec. 31, 2014 Three Year Revolving Credit Facility Facility A [Member]	Jan. 30, 2013 Three Year Revolving Credit Facility Facility A [Member] USD ($)	Dec. 31, 2014 Three Year Revolving Credit Facility Facility C [Member]	Nov. 28, 2012 Three Year Revolving Credit Facility Borrowers Facility A [Member] USD ($)	Nov. 28, 2012 Three Year Revolving Credit Facility GFI Joint Venture Holdings Facility A [Member]	Jul. 22, 2013 Three Year Revolving Credit Facility GFI Joint Venture Holdings Facility A [Member] USD ($)	Jul. 22, 2013 Three Year Revolving Credit Facility GFI Joint Venture Holdings Facility C [Member]	Jul. 22, 2013 Three Year Revolving Credit Facility GFI Joint Venture Holdings Facility C [Member] USD ($)	Jun. 18, 2014 Three Year Revolving Credit Facility $1,510 million term loan and revolving credit facility Facility A [Member] USD ($)	Jun. 18, 2014 Three Year Revolving Credit Facility $1,510 million term loan and revolving credit facility Facility C [Member] USD ($)	Dec. 31, 2014 Three Year Revolving Credit Facility $1,510 million term loan and revolving credit facility Facility C [Member]	Jun. 18, 2014 Three Year Revolving Credit Facility $1,510 million term loan and revolving credit facility Revolving Credit Facility Matures November 28, 2015 Facility A [Member] USD ($)	Jun. 18, 2014 Three Year Revolving Credit Facility $1,510 million term loan and revolving credit facility Revolving Credit Facility Matures November 28, 2017 Facility A [Member] USD ($)	Dec. 31, 2014 Three Year Revolving Credit Facility Condition One Facility C [Member]	Dec. 31, 2014 Three Year Revolving Credit Facility Condition Two Facility C [Member]	Dec. 31, 2014 Three Year Revolving Credit Facility Condition Three [Member] Facility C [Member]
Debt Instrument [Line Items]
Date of cancellation																			Dec. 19, 2014																														Feb. 15, 2013			Jan. 30, 2013				Feb. 15, 2013
Credit facility refinance description																																																	On February 15, 2013, this facility was refinanced by drawing down under the $1,510 million term loan and revolving credit facility as detailed in 16(g).									On February 15, 2013, the $1 billion and the $500 million syndicated revolving credit facilities were refinanced by drawing down $720.0 million under this facility.																				On February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below and were also cancelled on February 18, 2013.
Long-term revolving credit facility				$ 900,000,000				1,500,000,000										$ 200,000,000										$ 200,000,000							$ 70,000,000	$ 60,000,000				$ 43,000,000	$ 35,000,000			$ 1,440,000,000				$ 600,000,000																															1,000,000,000	3,500,000,000					$ 43,300,000	500,000,000			$ 43,300,000	500,000,000					6,000,000,000		$ 720,000,000	$ 450,000,000						$ 720,000,000		$ 450,000,000		$ 100,000,000		$ 620,000,000
Line of credit facility, additional interest above LIBOR/JIBAR						2.50%												2.00%					1.625%										2.40%																																																		2.50%				2.75%									2.25%							2.45%		2.00%
Line of credit interest rate description						Interest at JIBAR plus a margin of 2.50% per annum.													The loan bore interest at LIBOR plus a margin of 2.00% per annum.				The loan bears interest at LIBOR plus a margin of 1.625% per annum.											The loan bears interest at LIBOR plus a margin of 2.40% per annum.																																																		JIBAR plus 2.5%				JIBAR plus 2.75%								Facility B bear interest at LIBOR plus an initial margin of 2.25% per annum							Facility A bear interest at LIBOR plus an initial margin of 2.45% per annum		Facility C bear interest at LIBOR plus an intitial margin of 2.00%.
Long and short-term loans raised	463,900,000	3,177,700,000	936,300,000						22,800,000	17,200,000	37,700,000	22,800,000	17,200,000	37,700,000			200,000,000					42,000,000	42,000,000																						41,500,000	173,000,000																345,400,000	2,094,200,000	542,400,000	299,200,000	2,094,200,000	0	25,400,000				23,100,000	250,000,000			23,100,000	250,000,000																																		120,000,000	670,000,000		75,000,000	45,000,000
Principal payments schedule																			The facility amount was repayable in 20 equal quarterly instalments of $10 million each.
Number of equal quarterly installments																			20
Periodic payment, Principal																			10,000,000
Long and short-term loans repaid	591,800,000	2,971,300,000	975,900,000												70,000,000	40,000,000			30,000,000	40,000,000																									189,000,000	119,500,000				104,000,000							666,000,000					297,800,000	2,041,800,000	503,400,000	276,200,000	2,041,800,000	0	164,000,000		10,800,000	125,000,000			10,800,000	125,000,000
Debt maturity period																			5 years								3 years																																																				3 years		3 years	5 years
Line of credit facility, outstanding						129,800,000	145,100,000														40,000,000			42,000,000										35,000,000			35,000,000	35,000,000	35,000,000			626,000,000	773,500,000																65,200,000	46,500,000	350,000,000								142,400,000																						21,600,000	250,000,000
Line of credit facility refinanced amount																										150,000,000		75,000,000																							1,000,000,000
Line of credit facility utilization description																																																					Less than or equal to $66,666,666	Greater than $66,666,666 and less than or equal to $133,333,333	Greater than $133,333,333																																													Less than or equal to 33 1/3%	Greater than 33 1/3% and less than or equal to 66 2/3%	Greater than 66 2/3%														Less than or equal to 33 1/3%	Greater than 33 1/3% and less than or equal to 66 2/3%	Greater than 66 2/3%
Line of credit facility utilization fee percentage																																																					0.075%	0.15%	0.25%																																													0.20%	0.40%	0.60%														0.15%	0.30%	0.45%
Line of credit facility commitment fee percentage						0.85%																	0.65%										1.00%																																																												1.00%	1.05%		0.90%									0.80%
Increase in line of credit facility																									75,000,000
Interest rate																														4.875%
Maturity date					Mar. 07, 2018																								Oct. 07, 2020			Feb. 21, 2014		May 06, 2017													Aug. 28, 2014																																																				Nov. 28, 2017								Nov. 28, 2015		Nov. 28, 2015				Nov. 28, 2017
Transaction cost																													$ 13,600,000
Annual guarantee fee percentage																															0.25%
Line of credit facility maturity date																																		The final maturity date of the new facility is three years from the financial close date (May 6, 2017).
Line of credit facility commitment fee percentage, description						Every six months on the undrawn amount.
Line of credit facility, maturity date																																																																																				Jun. 20, 2016				Dec. 21, 2016